Vessels	12 Months Ended
Dec. 31, 2017
Vessels
Vessels

3. Vessels

The movement in vessels is reported in the following table:

	Vessels	Vessels under construction
Cost
As of January 1, 2016	1,767,392	74,315
Additions	5,084	338,856
Transfer from vessels under construction	413,171	(413,171)
Fully amortized dry-docking component	(2,520)	—

As of December 31, 2016	2,183,127	—

Additions	6,000	—
Fully amortized dry-docking component	(2,500)	—

As of December 31, 2017	2,186,627	—

Accumulated depreciation
As of January 1, 2016	109,094	—
Depreciation expense	61,770	—
Fully amortized dry-docking component	(2,520)	—

As of December 31, 2016	168,344	—

Depreciation expense	67,726	—
Fully amortized dry-docking component	(2,500)	—

As of December 31, 2017	233,570	—

Net book value
As of December 31, 2016	2,014,783	—

As of December 31, 2017	1,953,057	—

All the vessels have been pledged as collateral under the terms of the Partnership's bank loan agreements (Note 6).

On November 1, 2016, the Partnership acquired from GasLog 100% of the ownership interests in GAS-seven Ltd., the entity which owns the GasLog Seattle, for an aggregate purchase price of $189,000. As consideration for this acquisition, the Partnership paid GasLog $68,142 representing the difference between the $189,000 aggregate purchase price and the $122,292 of outstanding indebtedness of the acquired entity assumed by the Partnership plus an adjustment of $1,434 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

On May 3, 2017, the Partnership acquired from GasLog 100% of the ownership interests in GAS-eleven Ltd., the entity which owns the GasLog Greece, for an aggregate purchase price of $219,000. As consideration for this acquisition, the Partnership paid GasLog $66,643 representing the difference between the $219,000 aggregate purchase price and the $151,423 of outstanding indebtedness of the acquired entity assumed by the Partnership less an adjustment of $934 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

On July 3, 2017, the Partnership acquired from GasLog 100% of the ownership interests in GAS-thirteen Ltd., the entity which owns the GasLog Geneva, for an aggregate purchase price of $211,000. As consideration for this acquisition, the Partnership paid GasLog $54,911 representing the difference between the $211,000 aggregate purchase price and the $155,005 of outstanding indebtedness of the acquired entity assumed by the Partnership less an adjustment of $1,084 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

On October 20, 2017, the Partnership acquired from GasLog 100% of the ownership interests in GAS-eight Ltd., the entity which owns the Solaris, for an aggregate purchase price of $185,900. As consideration for this acquisition, the Partnership paid GasLog $70,614 representing the difference between the $185,900 aggregate purchase price and the $116,518 of outstanding indebtedness of the acquired entity assumed by the Partnership plus an adjustment of $1,232 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.